Other Income and Expense (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other operating income (expense) [Abstract]
Summary of Other Income
(1)	Other income for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Reversal of other provisions	￦	16,542	25,826	15,548
Reversal of other allowance for doubtful accounts		—	2,465	98
Gains on government grants		281	269	458
Gains on assets contributed		6,921	24,324	9,347
Gains on liabilities exempted		916	1,314	1,830
Compensation and reparations revenue		113,292	95,407	104,826
Revenue from foundation fund		—	—	1
Revenue from research contracts		5,276	4,001	5,996
Income related to transfer of assets from customers		604,808	643,477	661,212
Rental income		191,088	193,567	204,123
Others		58,849	45,798	30,694

	￦	997,973	1,036,448	1,034,133

Summary of Details of Others of Other Income
(2)	Details of “others” included in other income for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Refund of claim for rectification	￦	1,969	11,880	7,274
Adjustment of research project		3,294	2,150	7,638
Maintenance expenses on lease building		153	2,785	160
Training expenses		3,167	3,852	1,739
Deposit redemption		436	314	378
Reversal of expenses on litigation		9,926	620	991
Revenue on royalty fee		—	—	173
Reimbursement of insurance fee		610	22	1
Gains on guarantee contracts		135	134	27
Others		39,159	24,041	12,313

	￦	58,849	45,798	30,694

Summary of Other Expense
(3)	Other expenses for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Compensation and indemnification expense	￦	403	11,959	663
Accretion expenses of other provisions		7,939	17,991	2,711
Depreciation expenses on investment properties		5,069	1,453	1,386
Depreciation expenses on idle assets		6,542	6,604	3,621
Other bad debt expense		29,348	32,503	49,372
Donations		64,752	316,981	152,456
Others		127,860	30,229	47,723

	￦	241,913	417,720	257,932

Summary of Others of Other Expense
(4)	Details of “others” included in other expenses for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Operating expenses related to the idle assets	￦	49	46	44
Research grants		399	91	109
Expenses related to farming and fishing village supports		13,991	16,115	17,065
Expenses related to Operating of a fitness center		5,234	5,101	6,948
Expenses on adjustment of research and development grants		554	720	2,241
Taxes and dues		188	253	119
Expenses on R&D supports		67	242	861
Others		107,378	7,661	20,336

	￦	127,860	30,229	47,723